Commitments, Operating Lease Commitments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of maturity analysis of operating lease payments [abstract]
Undiscounted operating lease payments to be received	$ 232,896
Less Than One Year [Member]
Disclosure of maturity analysis of operating lease payments [abstract]
Undiscounted operating lease payments to be received	145,063
One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [abstract]
Undiscounted operating lease payments to be received	59,443
Two to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [abstract]
Undiscounted operating lease payments to be received	$ 28,390